Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2025
Loans and Advances to Customers [Abstract]
Summary of loans and advances to customers

Loans and advances to customers by type
in EUR million	30 June 2025	31 December 2024
Loans and advances to public authorities	20,930	18,661
Residential mortgages	358,708	348,594
Other personal lending	38,780	36,797
Corporate Lending	280,638	285,393
	699,056	689,445

Loan loss provisions	-5,771	-5,833
	693,285	683,611